Debt Obligations Schedule of Debt Obligations (FY) (Details) - USD ($) $ in Thousands	2 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt obligation	$ 2,461,438	$ 2,461,438	$ 2,443,395		$ 2,461,438	$ 1,817,786
Assumed market debt adjustments, net	(4,571)	(4,571)	(3,841)		(4,571)	(5,254)
Deferred financing costs, net	(18,041)	(18,041)	(16,149)		(18,041)	(16,042)
Total	2,438,826	2,438,826	2,423,405		2,438,826	1,806,998
Gross borrowings			105,600	$ 151,000
Gross payments			179,000	$ 166,000
Long-term debt with variable interest	244,769	$ 244,769	$ 331,410		244,769	209,569
Debt assumed, noncash or part noncash acquisition					464,462	504,740	$ 0
Debt contributed to joint venture					$ 175,000	$ 0	0
Write off of deferred financing expenses	$ 2,100
Weighted-average interest rate on debt	3.50%	3.50%	3.50%		3.50%	3.40%
Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate	3.86%	3.86%			3.86%
Debt obligation	$ 73,359	$ 73,359			$ 73,359	$ 61,569
Revolving credit facility, maximum borrowing capacity	500,000	500,000			500,000
Revolving credit facility, remaining borrowing capacity	426,200	426,200			$ 426,200
LIne of credit - interest spread					1.40%
Gross borrowings					$ 475,400	437,000	590,800
Gross payments					463,600	552,400	$ 554,800
Term Loans
Debt Instrument [Line Items]
Debt obligation	1,858,410	1,858,410			1,858,410	$ 1,140,000
Long-term debt with variable interest	245,500	245,500			245,500
Debt assumed, noncash or part noncash acquisition		361,700
Debt instrument, unused borrowing capacity, amount	$ 60,000	$ 60,000			$ 60,000
Weighted-average interest rate on debt	3.50%	3.50%			3.50%	3.00%
Term Loans | Minimum
Debt Instrument [Line Items]
Interest rate	2.06%	2.06%			2.06%
Term Loans | Maximum
Debt Instrument [Line Items]
Interest rate	4.59%	4.59%			4.59%
Secured loan facilities [Member]
Debt Instrument [Line Items]
Debt obligation	$ 195,000	$ 195,000			$ 195,000
Term Loan Due 2023
Debt Instrument [Line Items]
Debt obligation	300,000	300,000			300,000
Term Loan Due 2024
Debt Instrument [Line Items]
Debt obligation	100,000	100,000			100,000
Term Loan Due 2025
Debt Instrument [Line Items]
Debt obligation	157,500	157,500			157,500
Securities Loan Facilities
Debt Instrument [Line Items]
Debt obligation						$ 370,000
Mortgages and other
Debt Instrument [Line Items]
Debt obligation	$ 334,669	$ 334,669			334,669	$ 246,217
Grocery Retail Partners I
Debt Instrument [Line Items]
Debt contributed to joint venture					$ 175,000